NATURE OF OPERATIONS	12 Months Ended
Dec. 31, 2023
NATURE OF OPERATIONS
NATURE OF OPERATIONS

1.   NATURE OF OPERATIONS

Fortuna Silver Mines Inc. (the “Company”) is a publicly traded company incorporated and domiciled in British Columbia, Canada.

The Company is engaged in precious and base metal mining and related activities in Argentina, Burkina Faso, Côte d’Ivoire, Mexico, and Peru. The Company operates the open pit Lindero gold mine (“Lindero”) in northern Argentina, the underground Yaramoko gold mine (“Yaramoko”) in southwestern Burkina Faso, the open pit Séguéla gold mine (“Séguéla”) in southwestern Côte d’Ivoire, the underground San Jose silver and gold mine (“San Jose”) in southern Mexico, and the underground Caylloma silver, lead, and zinc mine (“Caylloma”) in southern Peru.

The Company’s common shares are listed on the New York Stock Exchange (the “NYSE”) under the trading symbol FSM and on the Toronto Stock Exchange (the “TSX”) under the trading symbol FVI.

The Company’s registered office is located at Suite 650 - 200 Burrard Street, Vancouver, British Columbia, V6C 3L6, Canada.